BUSINESS COMBINATION - Movement of goodwill (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Movement of goodwill
Balance at the beginning of the year	¥ 1,294,664
Addition during the year	46,423
Balance at end of year	¥ 1,341,087